Stock Options and Restricted Stock Awards - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Feb. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation number of shares authorized								5,100,000
Stock-based compensation number of shares available for awards	1,877,407				3,537,929
Share-Based Compensation	$ 7,179	$ 2,348	$ 200	$ 2,400	$ 9,936	$ 7,422	$ 9,266
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	3,024,546		2,364,211		2,410,907	2,364,211
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	1,929,138				1,528,873
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 21.77				$ 20.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 6,400	$ 6,700	5,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 4,600	$ 7,900	$ 22,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 9.40	$ 15.97	$ 13.42
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares that will vest	100.00%				100.00%
Allocated Share-based Compensation Expense	$ 1,100	700
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 14,700				$ 7,800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 2 months 26 days				2 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 2,300	$ 1,200	$ 800
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares that will vest	125.00%				125.00%
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares that will vest	0.00%				0.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 6,100	$ 1,600
Non Qualified Options Expire	10 years				10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 12,200				$ 5,800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 2 months 19 days				1 year 6 months 22 days